SIGNIFICANT ACCOUNTING POLICIES - TAXES (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies [Abstract]
IRAP applicable tax rate (percent)	3.90%	3.90%	3.90%